13F-HR
12/31/11

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :
[  ] is a restatement.		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address: 800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy  New York, New York February 6, 2012

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value total:	$145,748

List of Other Included Managers:

No.	13F File Number		Name


FORM 13F INFORMATION TABLE

      NAME OF ISSUER       TITLE OF    CUSIP     VALUE  SHARES/  SH/PUT/  INVSTMT  OTHER  VOTING AUTHORITY
                                                (x$1000)PRN AMT  PRNCALL DISCRETN MANAGERS  SOLE   SHARED NONE

Allegheny Technologies        COM    01741R102      4780  100000 SH        Sole              100000
Bebe Stores Inc               COM    075571109        83   10000 SH        Sole               10000
Body Central Acquisition      COM    09689U102      1293   51800 SH        Sole               51800
BP plc                      ADR COM  055622104     12822  300000 SH        Sole              300000
Brunswick Corp                COM    117043109      5418  300000 SH        Sole              300000
CBS Corporation             Class B  124857202     12213  450000 SH        Sole                           450000
Citigroup Inc                 COM    172967424      6578  250000 SH        Sole              250000
Commercial Vehicle Group      COM    202608105      4520  500000 SH        Sole              500000
Delta Air Lines               COM    247361702      5663  700000 SH        Sole              700000
Eaton Corporation             COM    278058102     21765  500000 SH        Sole              500000
Ferro Corporation             COM    315405100      1956  400000 SH        Sole              400000
International Paper Co        COM    460146103     14800  500000 SH        Sole              500000
Liz Claiborne Inc             COM    539320101      2589  300000 SH        Sole              300000
Louisiana Pacific Corp        COM    546347105      8070 1000000 SH        Sole             1000000
Maidenform Brands, Inc        COM    560305104       824   45000 SH        Sole               45000
MetLife, Inc.                 COM    59156R108      6236  200000 SH        Sole              200000
Noranda Aluminum Holding      COM    65542W107      4538  550000 SH        Sole              550000
Omnova Solutions Inc.         COM    682129101      1153  250000 SH        Sole              250000
Schlumberger Ltd              COM    806857108     17078  250000 SH        Sole              250000
Transocean Ltd                       H8817H100      9598  250000 SH        Sole              250000
United Continental Holding    COM    910047109      3774  200000 SH        Sole              200000